Liability Related to Warrants - Additional Information (Details) - USD ($)								1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 11, 2022	Oct. 06, 2022	Jun. 24, 2022	Jun. 23, 2022	Mar. 30, 2022	Mar. 14, 2022	Jan. 13, 2022	Aug. 31, 2022	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Class Of Warrant Or Right [Line Items]
Number of warrants issued	3,208,557								10,308,166	1,428,574	497,355
Class of warrant or right, number of securities called by warrants or rights								972,763
Combined purchase price for one common share and one warrant	$ 1.87
Net proceeds from share issuance	$ 6,000,002
Proceeds to liabilities, initial liability	7,029,614
Net proceeds from issuance of common stock	5,135,002
Loss on warrants	$ 1,029,614
Proceeds from the issuance of shares and warrants through a Direct Offering						$ 8,000,000.0
Exercise price of warrants	$ 1.62							$ 2.32	$ 3.10	$ 28.64
Warrant exercisable term							5 years
Residual amount allocated									$ 2,126,955
Proceeds from exercise of warrants				$ 5,000,002
Total issue costs	$ 865,000
Exercise price	$ 1.62							$ 2.32	$ 3.10	$ 28.64
Warrants exercised (shares)								384,446
Warrants exercised								$ 1,769,000	$ 1,769,000
Change in fair value of warrant liability										$ (1,572,299)
Private Placement
Class Of Warrant Or Right [Line Items]
Number of shares exercisable for common share											1
Proceeds from the issuance of shares and warrants through a Direct Offering											$ 35,300,844
Exercise price of warrants											$ 78.75
Proceeds from exercise of warrants											$ 35,000,000
Total issue costs						$ 636,847			$ 465,211		$ 2,081,879
Exercise price											$ 78.75
Maximum [Member]
Class Of Warrant Or Right [Line Items]
Number of warrants issued	6,417,114
Common Shares
Class Of Warrant Or Right [Line Items]
Number of warrants issued				1,300,000
Shares issued during period, shares						528,572
Number of shares exercisable for common share				1		1
Residual amount allocated										306,868
Prefunded Warrants
Class Of Warrant Or Right [Line Items]
Number of warrants issued				645,526		185,715
Exercise price of warrants				$ 0.0001		$ 0.0035
Proceeds from exercise of warrants			$ 65		$ 650
Exercise price				$ 0.0001		$ 0.0035
Prefunded Warrants | Common Shares
Class Of Warrant Or Right [Line Items]
Residual amount allocated										$ 107,818
Series C Warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,945,526				201,207
Exercise price of warrants									$ 2.32
Warrant exercisable term									5 years
Exercise price									$ 2.32
Change in fair value of warrant liability									$ (3,339,370)
Class of warrants or rights for which termination date has been extended		972,763
Extended termination date		2 years
Series C Warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									$ 4,046,836
Series D warrants
Class Of Warrant Or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights				1,945,526
Exercise price of warrants									$ 2.32
Warrant exercisable term									2 years
Combined offering price of warrants				$ 2.57
Exercise price									$ 2.32
Change in fair value of warrant liability									$ (1,337,675)
Series D warrants | Black-Scholes Model
Class Of Warrant Or Right [Line Items]
Initial warrant liability									$ 3,080,121